UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013


Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one): [ ] is a restatement
                               : [ ] Add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Charlemagne Capital Limited
Address:     St. Mary's Court, 20 Hill Street, Douglas,
             Isle of Man, IM1 1EU British Isles

Form 13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Jane Bates
Title:   Managing Director
Phone:  +44 1624 640200

Signature, Place and Date of Signing:


/s/ Jane Bates         British Isles           April 30, 2013
--------------         -------------           --------------
(Signature)           (City, State)            (Date)


Report Type (Check only one)

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: US$ 137,613 (thousands)

List of Other Included Managers:

No.          Form 13F File Number          Name

1.           028-11145                     Charlemagne Capital (IOM) Limited

                                                            INFORMATION TABLE



                                                                                                                           VOTING
                                                                VALUE                                  INVESTMENT  OTHER   AUTHORITY
NAME OF ISSUER                TITLE OF CLASS         CUSIP      (x$1000)  Amount     SH/PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD           20441W203     6806     161,226  SH                SOLE        NONE
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD           20441W203     4473     105,947  SH                DEFINED     1
AMERICA MOVIL SAB DE CV       SPON ADR L SHS         02364W105     3979     189,996  SH                SOLE        NONE
AMERICA MOVIL SAB DE CV       SPON ADR L SHS         02364W105     4139     197,591  SH                DEFINED     1
BAIDU INC                     SPON ADR REP A         056752108    20362     232,158  SH                SOLE        NONE
BANCO BRADESCO SA             SP ADR PFD NEW         059460303     3653     214,736  SH                SOLE        NONE
BANCO BRADESCO SA             SP ADR PFD NEW         059460303     2480     145,800  SH                DEFINED     1
BRF-BRASIL FOODS ADR          SPONSORED ADR          10552T107      477      21,566  SH                SOLE        1
COPA HOLDINGS SA              CL A                   P31076105     3025      25,297  SH                SOLE        NONE
COPA HOLDINGS SA              CL A                   P31076105     3402      28,456  SH                DEFINED     1
CREDICORP LTD                 COM                    G2519Y108     2715      16,356  SH                SOLE        NONE
CREDICORP LTD                 COM                    G2519Y108     2841      17,117  SH                DEFINED     1
CTC MEDIA                     COM                    12642X106     1707     144,798  SH                SOLE        NONE
CTC MEDIA                     COM                    12642X106     5098     432,407  SH                DEFINED     1
FOMENTO ECONOMICO MEXICANO    SPONSORED ADR UNITS    344419106     4785      42,164  SH                SOLE        NONE
FOMENTO ECONOMICO MEXICANO    SPONSORED ADR UNITS    344419106     5224      46,033  SH                DEFINED     1
GERDAU S A                    SPONSORED ADR REP PFD  373737105      576      74,856  SH                SOLE        NONE
ITAU UNIBANCO HOLDINGS SA     SPONSORED ADR REP PFD  465562106    18286   1,027,578  SH                SOLE        NONE
ITAU UNIBANCO HOLDINGS SA     SPONSORED ADR REP PFD  465562106     6528     366,836  SH                DEFINED     1
NEW ORIENTAL ED & TECH GRP I  SPONSORED ADR          647581107     6716     373,214  SH                SOLE        NONE
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR          71654V408     1023      61,610  SH                SOLE        1
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG         71654V101     7570     416,944  SH                SOLE        NONE
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG         71654V101     6550     360,756  SH                DEFINED     1
SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B         833635105     1088      19,623  SH                DEFINED     1
BANCO SANTANDER CHILE NEW     SP ADR REP COM         05965X109    11257     395,453  SH                SOLE        NONE
BANCO SANTANDER CHILE NEW     SP ADR REP COM         05965X109     2853     100,245  SH                DEFINED     1

Grand Total                                                     137,613